T. ROWE PRICE California Tax-Free Bond Fund
May 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.5%
CALIFORNIA  96.3%
Adelanto Public Utility Auth., Utility System Project, Series A,
5.00%, 7/1/39 (1) 2,000 2,043
Alameda Corridor Transportation Auth., Series C, 5.00%,
10/1/52 (1) 1,000 1,020
Bay Area Toll Auth., Series A, VRDN, 2.55%, 4/1/55  2,400 2,400
Bay Area Toll Auth., Series B, VRDN, 2.45%, 4/1/55  1,520 1,520
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (2) 5,000 3,521
Burbank-Glendale-Pasadena Airport Auth. Brick Campaign,
Series B, 4.50%, 7/1/54 (1)(3) 4,000 3,648
California, GO, 5.00%, 3/1/49  2,000 2,090
California, Series CU, GO, 4.75%, 12/1/42  2,250 2,283
California, Series CU, GO, 4.85%, 12/1/46  1,230 1,248
California Community Choice Fin. Auth., Series D, VRDN,
5.00%, 2/1/55 (Tender 9/1/32)  8,000 8,471
California Community Choice Fin. Auth., Series E, VRDN,
5.00%, 2/1/55 (Tender 9/1/32)  4,100 4,304
California Community Choice Fin. Auth., Green Bond Energy
Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  2,400 2,484
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,830 4,071
California Community Choice Fin. Auth., Green Bond Energy
Project, Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  6,000 5,929
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  5,500 5,750
California Community Choice Fin. Auth., Green Bond Energy
Project, Series G, VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  3,000 3,147
California Community Choice Fin. Auth., Green Bond Energy
Project, Series H, VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  8,875 9,440
California Community Housing Agency, 5.00%, 8/1/49 (4) 2,000 1,776
California County Tobacco Securitization Agency, Series B-1,
5.00%, 6/1/49  65 63
California EFA, 5.00%, 4/1/51  4,000 4,299
California EFA, Series A, 4.00%, 12/1/39  1,245 1,123
California EFA, Series A, 5.00%, 12/1/34  1,000 1,025
California EFA, Series A, 5.00%, 12/1/44  3,500 3,454
California EFA, Series A, 5.00%, 10/1/55  3,000 3,104
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/35  400 412
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/39  400 413
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/40  500 505

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/45  1,000 1,000
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/45  550 551
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/55  825 803
California Enterprise Dev. Auth.,Riverside County Mead Valley
Wellness Village Project, Series A, 5.25%, 11/1/54  7,000 7,386
California HFFA, Adventist Health System, VRDN, 2.45%,
3/1/41  11,125 11,125
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51  5,745 4,013
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (2) 3,250 2,307
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  560 564
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  8,000 8,516
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/34  700 701
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/39  1,300 1,301
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/44  1,400 1,400
California HFFA, Providence Healthcare & Services,
Unrefunded Balance, Series A, 5.00%, 10/1/38  1,410 1,410
California HFFA, Stanford Health Care, Series A, 4.00%,
8/15/50  2,120 1,871
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,000 1,030
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,000 2,038
California HFFA, Sutter Health, Unrefunded Balance, Series B,
5.00%, 11/15/46  1,780 1,772
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  1,390 1,396
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  2,552 2,534
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  2,285 2,264
California Housing Fin. Agency, Series A, 4.75%, 8/1/45 (5) 4,000 3,996
California Housing Fin. Agency, Series A, 4.95%, 8/1/50 (5) 4,000 3,990
California Housing Fin., Shoreview Apartments, Series T,
4.10%, 7/1/40  3,325 3,182
California Infrastructure & Economic Dev. Bank, 5.00%, 5/15/44  2,000 2,104
California Infrastructure & Economic Dev. Bank, Series B,
4.125%, 11/1/52  2,835 2,340
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/54  4,080 3,970
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/57  2,115 2,046

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/59  1,000 963
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 2.67%, 12/1/50 (Tender 6/1/26)  1,175 1,171
California Infrastructure & Economic Dev. Bank, Academy of
Sciences, Series A, 3.25%, 8/1/29  2,800 2,798
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  2,250 2,163
California Infrastructure & Economic Dev. Bank, Los Angeles
Museum of National History, 3.00%, 7/1/50  6,750 4,644
California Municipal Fin. Auth., Baptist Univ., Series A, 5.375%,
11/1/45 (4) 775 779
California Municipal Fin. Auth., Baptist Univ., Series A, 5.625%,
11/1/54 (4) 500 502
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/35  300 300
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/50  4,830 4,702
California Municipal Fin. Auth., California Baptist Univ.,
Series A, 5.00%, 11/1/36 (4) 1,920 1,925
California Municipal Fin. Auth., Caritas Project, Series A,
4.00%, 8/15/42  635 574
California Municipal Fin. Auth., Caritas Project, Series A,
5.00%, 8/15/54  1,800 1,784
California Municipal Fin. Auth., Caritas Project, Series A,
5.00%, 8/15/59  2,600 2,554
California Municipal Fin. Auth., Caritas Project, Series A,
5.25%, 8/15/53  2,865 2,920
California Municipal Fin. Auth., Caritas Project, Series B,
3.00%, 8/15/31  120 114
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/41  295 262
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/51  435 350
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/56  330 260
California Municipal Fin. Auth., Channing House Project,
Series A, 5.00%, 5/15/35  1,000 1,026
California Municipal Fin. Auth., Channing House Project,
Series B, 5.00%, 5/15/47  2,200 2,174
California Municipal Fin. Auth., CHF-Davis I, LLC-West Village,
5.00%, 5/15/36 (2) 2,000 2,080
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/40 (4) 1,515 1,386
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/52 (4) 2,075 1,775

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33  1,000 1,012
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36  2,550 2,557
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/36  365 375
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/37  315 322
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (4) 405 398
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (4) 900 861
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (4) 1,000 892
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57 (4) 1,650 1,427
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (1)(3) 2,845 2,446
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (3) 3,000 2,487
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38 (3) 1,500 1,504
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (3) 5,500 5,354
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/39  1,700 1,674
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/49  3,875 3,498
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/52  1,000 749
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/56  1,100 804
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/29  1,045 1,127
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/30  1,245 1,333
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/32  1,035 1,103
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/40  1,000 1,033
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/41  3,000 3,080
California Municipal Fin. Auth., Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43  1,950 1,974
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30  510 536

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31  375 394
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32  350 367
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26 (6) 950 979
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28 (6) 1,005 1,076
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29 (6) 780 847
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/31 (6) 1,000 1,114
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (6) 1,025 1,151
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  3,775 3,897
California Municipal Fin. Auth., Terry Manor Apartments,
Series A, 4.20%, 8/1/40  5,970 5,710
California Municipal Fin. Auth., UCR North Dist. Phase 1
Student, 5.00%, 5/15/33  1,000 1,040
California Municipal Fin. Auth., West Village, 5.00%, 5/15/37  3,440 3,507
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  4,025 3,901
California PFA, Enso Village Project, 5.00%, 11/15/46 (4) 500 453
California PFA, Enso Village Project, 5.00%, 11/15/51 (4) 1,000 871
California PFA, Enso Village Project, 5.00%, 11/15/56 (4) 1,000 856
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/32  500 506
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/33  500 506
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37  1,000 1,005
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47  3,500 3,302
California PFA, Hoag Memorial Hosp., Series A, 4.00%, 7/15/51  5,000 4,388
California Public Works Board, Series B, 4.00%, 5/1/40  750 726
California Public Works Board, Series B, 4.00%, 5/1/41  1,000 962
California School Fin. Auth., Alliance for College-Ready Public
School, 5.00%, 7/1/59 (4) 4,150 3,973
California School Fin. Auth., Aspire Public School, 5.00%,
8/1/41 (Prerefunded 8/1/25) (4)(7) 175 175
California School Fin. Auth., Classical Academies, Series A,
5.00%, 10/1/52 (4) 2,000 1,858
California School Fin. Auth., John Adams Academies, Series A,
5.00%, 7/1/52 (4) 600 537
California School Fin. Auth., Kipp Socal Public School, Series A,
4.00%, 7/1/50 (4) 1,135 920
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39 (4) 3,000 3,019

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49 (4) 1,850 1,760
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/54 (4) 1,150 1,073
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/40 (4) 690 684
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/50 (4) 2,090 1,949
California State Univ., Series A, 5.50%, 11/1/55  4,000 4,309
California State Univ., Series C, 4.00%, 11/1/45  1,100 989
California Statewide CDA, 4.75%, 9/2/55  1,000 942
California Statewide CDA, 5.00%, 9/2/40  1,055 1,072
California Statewide CDA, 5.375%, 9/2/52  1,990 2,006
California Statewide CDA, Series A, 4.75%, 9/2/40  1,280 1,263
California Statewide CDA, Series C-1, 5.00%, 9/2/39  1,200 1,250
California Statewide CDA, Series D, 5.50%, 9/2/53  2,500 2,499
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34  1,250 1,259
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35  1,000 1,006
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  1,000 1,000
California Statewide CDA, Enloe Medical Center, Series A,
5.25%, 8/15/52 (1) 3,120 3,163
California Statewide CDA, Enloe Medical Center, Series A,
5.375%, 8/15/57 (1) 1,000 1,012
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/41  2,000 1,819
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/51  4,000 3,275
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/28  390 400
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/31  175 179
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/47  1,750 1,705
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43  1,750 1,773
California Statewide CDA, Infrastructure Program, 5.00%,
9/2/50  800 792
California Statewide CDA, Infrastructure Program, Series A,
5.00%, 9/2/48  940 936
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51  2,100 1,804
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46  1,000 998
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/34 (4) 375 381

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/39 (4) 675 663
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/51 (4) 4,135 3,763
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (4) 500 500
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 4,750 4,624
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38  750 768
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43  1,800 1,818
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/48  2,910 2,927
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/40  1,000 974
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/41  1,000 966
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,000 1,015
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  1,000 1,006
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/42  1,000 1,007
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/52  1,100 1,068
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26  950 962
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28  1,230 1,260
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  1,000 1,009
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42  3,700 3,702
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30  125 133
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31  150 159
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32  100 106
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33  125 132
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  6,000 6,275
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (1) 7,950 6,188

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Chino Valley Unified School Dist., Series D, GO, 5.00%, 8/1/55  5,000 5,157
Clovis Unified School Dist., Series C, GO, 4.00%, 8/1/48  1,750 1,596
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/37 (1) 1,700 1,831
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/42 (1) 1,250 1,289
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (4) 2,470 1,824
CSCDA Community Improvement Auth., Parallel Anaheim
Social Bonds, 4.00%, 8/1/56 (4) 2,940 2,472
CSCDA Community Improvement Auth., The Link Glendale
Social Bonds, Series A-2, 4.00%, 7/1/56 (4) 3,535 2,617
Cupertino Union School Dist., Series A, GO, 5.75%, 8/1/45  1,165 1,312
Del Mar Race Track Auth., 5.00%, 10/1/35  1,665 1,669
Del Mar Race Track Auth., 5.00%, 10/1/36  700 702
Eastern Municipal Water Dist., Series 80, 5.00%, 9/1/45  950 943
Foothill-Eastern Transportation Corridor Agency, Series A,
4.00%, 1/15/46  1,890 1,776
Foothill-Eastern Transportation Corridor Agency, Series B-2,
3.50%, 1/15/53 (1) 2,000 1,612
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/32  175 180
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/33  250 257
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/30  150 161
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/31  150 163
Fullerton Joint Union High School Dist., Series A, GO, 4.00%,
8/1/47  4,190 3,856
Garden Grove PFA, Series A, 4.00%, 4/1/54 (2) 2,125 1,858
Inglewood Unified School Dist., Series B, GO, 5.50%, 8/1/44  1,000 1,091
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44  4,600 4,633
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  3,100 3,123
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58 (2) 4,700 4,182
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series B, 5.00%, 9/1/47  1,295 1,297
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series C, 5.00%, 9/1/47  525 526
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  2,335 2,293
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/37  1,390 1,422

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/43  2,000 2,009
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/50 (2) 1,200 321
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/51 (2) 1,500 378
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/52 (2) 1,400 333
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/53 (2) 1,000 225
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/54 (2) 145 30
Jefferson Union High School Dist., Series A, GO, 6.45%,
8/1/25 (8) 50 50
Jefferson Union High School Dist., Series A, GO, 6.45%,
8/1/29 (8) 1,000 1,061
Kern Community College Dist., Series C, GO, 3.00%, 8/1/46 (2) 6,750 5,195
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/43  2,475 2,487
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/48  3,640 3,614
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37  2,160 2,370
Long Beach Marina System Revenue, Alamitos Bay Marina
Project, 5.00%, 5/15/42  2,000 2,087
Long Beach Marina System Revenue, Alamitos Bay Marina
Project, 5.00%, 5/15/43  2,000 2,068
Long Beach Marina System Revenue, Alamitos Bay Marina
Project, 5.00%, 5/15/44  1,025 1,055
Long Beach, Harbor, Series A, 5.00%, 5/15/37 (3) 1,300 1,310
Los Angeles County Fac., Vermont Corridor County
Administrative Building, Series A, 5.00%, 12/1/43  6,400 6,576
Los Angeles County Metropolitan Transportation Auth. Sales
Tax Revenue, Series A, 5.00%, 7/1/42  2,475 2,661
Los Angeles Dept. of Airports, 3.25%, 5/15/49 (3) 1,000 712
Los Angeles Dept. of Airports, 5.25%, 5/15/47 (3) 3,480 3,522
Los Angeles Dept. of Airports, Series A, 4.00%, 5/15/42 (3) 5,225 4,759
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (3) 500 509
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/42 (3) 1,250 1,237
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44 (3) 1,000 991
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/36 (3) 1,200 1,204
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/42  930 939
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/36 (3) 1,000 1,018
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/37 (3) 1,000 1,014
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/35 (3) 1,080 1,157

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (3) 1,500 1,304
Los Angeles Dept. of Airports, Sustainable Bonds, Series A,
5.50%, 5/15/55 (3) 5,000 5,212
Los Angeles Unified School Dist., Series A-1, GO, 5.00%,
7/1/45  8,250 8,653
Los Angeles Unified School Dist., Series QRR, GO, 5.25%,
7/1/49  3,250 3,418
Los Angeles Unified School Dist., Election 2008, Series A, GO,
4.00%, 7/1/34 (Prerefunded 7/1/25) (7) 3,750 3,753
Modesto Elementary School Dist., Series B, GO, 3.00%, 8/1/50  2,700 1,910
Moreno Valley Unified School Dist., Series A, GO, 5.25%,
8/1/41 (2)(5) 1,005 1,097
Moreno Valley Unified School Dist., Series E, GO, 5.25%,
8/1/42 (2)(5) 1,000 1,080
Newport Beach, Series A, 4.125%, 9/2/38  570 551
Newport Beach, Series A, 5.00%, 9/2/43  645 654
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/41 (3) 2,000 1,969
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/47 (3) 6,170 6,052
Northern California Energy Auth., VRDN, 5.00%, 12/1/54
(Tender 8/1/30)  4,000 4,179
Oakland Unified School Dist., Alameda County, Series A, GO,
5.25%, 8/1/48 (1) 4,500 4,725
Oceanside Unified School Dist., Prerefunded Balance, GO,
Zero Coupon, 8/1/28 (1)(6) 380 346
Oceanside Unified School Dist., Prerefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (1)(6) 250 228
Oceanside Unified School Dist., Unrefunded Balance, GO, Zero
Coupon, 8/1/28 (1) 3,870 3,502
Oceanside Unified School Dist., Unrefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (1)(6) 500 455
Ontario Community Fac. Dist. No. 64, 5.00%, 9/1/55  3,000 2,970
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/36 (1)(3) 1,040 1,020
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/37 (1)(3) 575 554
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/40 (1)(3) 1,350 1,248
Orange County Community Fac. Dist., No. 2015-1, Esencia
Village, Series A, 5.25%, 8/15/45  2,930 2,930
Orange County Community Fac. Dist., No. 2021-1, Rienda,
Series A, 5.00%, 8/15/47  500 504
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.25%, 8/15/43  1,340 1,386

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/48  1,450 1,506
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/53  1,000 1,032
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26  880 885
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27  450 452
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28  525 528
Palomar Health, Election 2004, Series A, GO, Zero Coupon,
8/1/25 (1) 5,000 4,963
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/29 (1) 1,935 1,981
Pleasanton Unified School Dist., GO, 5.00%, 8/1/45 (5) 2,665 2,807
Port of Los Angeles, Series A-1, 5.00%, 8/1/36 (3) 1,000 1,076
Port of Los Angeles, Series A-2, 5.00%, 8/1/36 (3) 750 807
Port of Los Angeles, Series A-2, 5.00%, 8/1/37 (3) 1,000 1,066
Port of Oakland, Unrefunded Balance, Series H, 5.00%,
5/1/29 (3) 1,725 1,817
Ravenswood City School Dist., GO, 5.25%, 8/1/53 (2) 4,310 4,511
Regents of the Univ. of California Medical Center Pooled
Revenue, Series B-1, VRDN, 2.45%, 5/15/32  420 420
Regents of the Univ. of California Medical Center Pooled
Revenue, Series B-2, VRDN, 2.45%, 5/15/32  900 900
Regents of the Univ. of California Medical Center Pooled
Revenue, Series L, 4.50%, 5/15/36  1,900 1,909
Regents of the Univ. of California Medical Center Pooled
Revenue, Series O-1, VRDN, 2.45%, 5/15/45  1,645 1,645
Regents of the Univ. of California Medical Center Pooled
Revenue, Series P, 5.00%, 5/15/47  2,000 2,042
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  9,450 7,301
Riverside County Transportation Commission, Series B-1,
4.00%, 6/1/46  3,000 2,674
Rocklin, Special Tax, 5.00%, 9/1/37  535 536
Rocklin, Special Tax, 5.00%, 9/1/38  975 977
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/26  1,000 1,008
Sacramento City Fin. Auth., 5.00%, 12/1/31 (2) 1,380 1,392
Sacramento County Airport, 5.00%, 7/1/54  3,500 3,558
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,175 2,179
Sacramento County Airport, Series B, 5.00%, 7/1/41  2,275 2,280
Sacramento County Airport, Series C, 5.00%, 7/1/36 (3) 4,000 4,063
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/38  1,240 1,267
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/43  4,650 4,658

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Sacramento, Railyards Community Fac. Dist. No. 201, 5.375%,
9/1/52 (4) 2,195 2,184
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31 (1) 1,945 1,997
San Clemente, Special Tax, Community Fac. Dist. No. 2006-1,
5.00%, 9/1/40  970 971
San Diego Assn. of Governments South Bay Expressway,
Senior Lien-Toll, Series A, 5.00%, 7/1/38  2,100 2,149
San Diego Assn. of Governments South Bay Expressway,
Senior Lien-Toll, Series A, 5.00%, 7/1/42  2,700 2,733
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/46 (3) 2,540 2,220
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/51 (3) 1,500 1,253
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/56 (3) 2,500 2,052
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/35 (3) 1,215 1,248
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/37 (3) 1,000 1,019
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/39 (3) 600 606
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/53 (3) 4,675 4,612
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/56 (3) 2,000 1,962
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/38 (3) 650 691
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/45  550 474
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/50  1,100 911
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 1, Series A, 4.00%, 9/1/50  875 725
San Diego Public Fac. Fin. Auth., Series A, 5.00%, 5/15/52  3,000 3,092
San Diego Unified School Dist., Green Bond, Series A-3, GO,
4.00%, 7/1/53  4,000 3,570
San Diego Unified School Dist., Green Bond, Series B-3, GO,
4.00%, 7/1/54  2,595 2,282
San Diego Unified School Dist., Green Bond, Series O-2, GO,
4.25%, 7/1/47  3,000 2,876
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  1,025 952
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/37  350 344

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/39  625 605
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (3) 3,000 3,113
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/38 (3) 3,710 3,773
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.25%, 5/1/42 (3) 5,000 5,036
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.25%, 5/1/49 (3) 4,000 4,072
San Francisco City & County Int'l. Airport, Commissions,
Series B, 5.00%, 5/1/46 (3) 5,000 4,935
San Francisco City & County Int'l. Airport, Commissions,
Series C, 5.75%, 5/1/48 (3) 4,500 4,730
San Francisco City & County Int'l. Airport, Commissions,
Series E, 4.00%, 5/1/50 (Prerefunded 5/1/29) (3)(7) 155 156
San Francisco Public Utilities Commission Water Revenue,
Series A, 5.00%, 11/1/42  900 960
San Francisco Public Utilities Commission Water Revenue,
Series D, 3.00%, 11/1/50  1,500 1,056
San Joaquin Valley Clean Energy Auth., Series A, VRDN,
5.50%, 1/1/56 (Tender 7/1/35)  2,200 2,383
San Jose Evergreen Community College Dist., Series C, GO,
4.00%, 9/1/45  3,250 3,100
San Jose Evergreen Community College Dist., Series C, GO,
5.00%, 9/1/40  1,000 1,080
San Jose Redev. Agency, Successor Agency, Series A, 5.00%,
8/1/34  2,500 2,589
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31 (3) 650 650
San Luis Coastal Unified School Dist., Series B, GO, 4.00%,
8/1/54  4,500 4,022
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/31  2,165 2,175
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/32  850 854
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/34  900 903
Santa Fe Springs PFA, Springs Road Improvement, 5.25%,
6/1/42 (1) 500 531
Santa Fe Springs PFA, Springs Road Improvement, 5.25%,
6/1/43 (1) 1,285 1,358
Santa Fe Springs PFA, Springs Road Improvement, 5.25%,
6/1/45 (1) 350 367
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36  1,390 1,393

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42  1,500 1,503
Sequoia Union High School Dist., GO, 4.00%, 7/1/52  3,750 3,388
Southern California Public Power Auth., Clean Energy Project,
Series A, VRDN, 5.00%, 4/1/55 (Tender 9/1/30)  2,500 2,591
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/33  1,170 1,217
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/35  900 928
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/50  4,740 4,326
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/45  1,750 1,695
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/49  1,700 1,624
Univ. of California Regents, Series AL-2, VRDN, 2.50%, 5/15/48  2,600 2,600
Univ. of California Regents, Series AL-4, VRDN, 2.15%, 5/15/48  600 600
Univ. of California Regents, Series BZ, 5.00%, 5/15/41  3,500 3,764
Univ. of California Regents, Series O, 5.50%, 5/15/58  9,500 9,751
Vernon Electric System Revenue, Series 2022-A, 5.00%, 8/1/41  840 851
Washington Township Health Care Dist., Series A, 4.00%,
7/1/35  600 577
Washington Township Health Care Dist., Series A, 5.00%,
7/1/36  620 628
Washington Township Health Care Dist., Series A, 5.00%,
7/1/42  325 317
Washington Township Health Care Dist., Series A, 5.00%,
7/1/43  275 266
Washington Township Health Care Dist., Series A, 5.75%,
7/1/48  1,000 1,044
Washington Township Health Care Dist., Series A, 5.75%,
7/1/53  1,000 1,027
Washington Township Health Care Dist., Series B, GO, 5.25%,
8/1/48  1,600 1,696
Washington Township Health Care Dist., Series B, GO, 5.50%,
8/1/53  1,600 1,692
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26 (1) 855 870
715,661
PUERTO RICO  3.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 3,841 2,305
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 1,590 1,616
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  423 286

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,329 1,277
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  295 279
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  576 531
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  345 295
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  183 183
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  902 925
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,317 1,380
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,846 1,976
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (10)
(11) 15 8
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (10)(11) 25 14
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (10)(11) 225 123
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (10)(11) 65 35
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (10)
(11) 80 44
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (10)
(11) 305 167
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (10)
(11) 100 55
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (10)
(11) 125 68
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (10)
(11) 15 8
Puerto Rico Electric Power Auth., Series WW, 5.00%,
7/1/28 (10)(11) 15 8
Puerto Rico Electric Power Auth., Series WW, 5.25%,
7/1/33 (10)(11) 75 41
Puerto Rico Electric Power Auth., Series WW, 5.50%,
7/1/18 (10)(11) 65 35
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (10)
(11) 30 16
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (10)
(11) 80 44
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (10)
(11) 60 33

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (10)
(11) 20 11
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (10)
(11) 35 19
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (10)
(11) 25 14
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (10)
(11) 245 134
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (10)
(11) 70 38
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (10)
(11) 25 14
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  465 443
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,647 6,992
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  1,000 938
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 3,191
23,546
Total Municipal Securities (Cost $765,470) 739,207
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.6%
Federal Home Loan Mortgage Multifamily Variable Rate
Certificate, 3.05%, 4/15/34  1,825 1,712
Freddie Mac Multifamily ML Certificates, 2.046%, 6/25/38  3,324 2,681
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $5,239) 4,393
Total Investments in Securities  100.1%
(Cost $770,709) $ 743,600
Other Assets Less Liabilities (0.1)% (699)
Net Assets 100.0% $ 742,901
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Incorporated
(2) Insured by Build America Mutual Assurance Company
(3) Interest subject to alternative minimum tax.

T. ROWE PRICE California Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $50,493 and represents 6.8% of net assets.
(5) When-issued security
(6) Escrowed to maturity
(7) Prerefunded date is used in determining portfolio maturity.
(8) Insured by National Public Finance Guarantee Corporation
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(11) Non-income producing
CDA Community Development Administration/Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HFFA Health Facility Financing Authority
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PFA Public Finance Authority/Agency
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE California Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price California Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE California Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE California Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F80-054Q1 05/25